                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4253
--------------------------------------------------------------------------------

                      MFS GOVERNMENT LIMITED MATURITY FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------

                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2004
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

SEMIANNUAL REPORT 6/30/04

MFS(R) GOVERNMENT LIMITED
MATURITY FUND

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

-------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
-------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOT FDIC INSURED               MAY LOSE VALUE                 NO BANK GUARANTEE
NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

MFS(R) GOVERNMENT LIMITED MATURITY FUND

The fund seeks to preserve capital and provide high current income (compared to a portfolio entirely invested in money market instruments).

-------------------------------------------------------------------------------
A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(s), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.
-------------------------------------------------------------------------------

TABLE OF CONTENTS

----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CEO                                1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           5
----------------------------------------------------
MANAGEMENT REVIEW                                  6
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              14
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     26
----------------------------------------------------
TRUSTEES AND OFFICERS                             37
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       41
----------------------------------------------------
ASSET ALLOCATION                                  42
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

--------------------------------------------------------------------------------
LETTER FROM THE CEO
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Robert J. Manning]

Our firm was built on the strength of MFS Original Research(R), our in-depth analysis of every security we consider for our portfolios. We've been honing this process since 1932, when we created one of the mutual fund industry's first research departments. And we continue to fine-tune this process so that we can provide strong and consistent long-term investment performance to help you achieve your financial goals.

While we have achieved strong investment performance in many of our portfolios, our goal is to achieve the same strong results across all asset classes. To ensure that our portfolio teams are doing the best possible job for our firm's clients and shareholders, I am focusing the vast majority of my time on the three key elements that I believe truly differentiate MFS from its competitors: people, process, and culture.

PEOPLE

Our people have always been our most valuable resource. Our philosophy is to deliver consistent, repeatable investment results by hiring the most talented investors in our industry. We recruit from the nation's top business schools and hire experienced analysts, both domestically and around the globe.

Our analysts are the engine that powers our entire investment team because their recommendations have a direct impact on the investment performance of our portfolios. To demonstrate our ongoing commitment in this area, we increased the number of equity analysts at MFS from less than 40 at the end of 2000 to about 50 in June 2004. During that same period, we doubled the average investment experience of our domestic equity analysts, in part by recruiting more seasoned analysts to the firm. Moreover, our international network of investment personnel now spans key regions of the world with offices in London, Mexico City, Singapore, and Tokyo, as well as Boston.

One of the major advantages that MFS has over many of its competitors is that the position of research analyst is a long-term career for many members of our team, not simply a steppingstone toward becoming a portfolio manager. We have worked to elevate the stature of the analyst position to be on par with that of a portfolio manager. In fact, an exceptional research analyst has the opportunity to earn more at MFS than some portfolio managers.

At the same time, we look within the firm to promote talented analysts who choose a path toward becoming a portfolio manager. We rarely hire portfolio managers from our competitors because we believe the best investors are those steeped in the MFS process and culture. In the past few months, we have identified three senior research analysts who will assume roles on the management teams of several of our larger portfolios. MFS is fortunate to have a deep bench of talented investment personnel, and we welcome the opportunity to put their skills to work for our clients.

PROCESS

MFS was built on the strength of its bottom-up approach to researching securities. We have enhanced the mentoring process for our research analysts by calling on several of our most seasoned portfolio managers to supplement the work of Director of Global Equity Research David A. Antonelli. These portfolio managers are taking a special interest in developing the careers of our research analysts and strengthening our investment process. Kenneth J. Enright of our value equity group is working with a team of domestic analysts; David E. Sette-Ducati of our small- and mid-cap equity team is working with analysts concentrating on small- and mid-cap companies; and Barnaby Wiener of our international equity team in London heads the European equity research team.

We have combined the bottom-up approach of our research process with a top-down approach to risk controls on portfolio composition. We have a very strong quantitative team under the leadership of industry veteran Deborah H. Miller, who represents the equity management department on the Management Committee of the firm. Quantitative analysis helps us generate investment ideas and, more importantly, assess the appropriate level of risk for each portfolio. The risk assessment is designed to assure that each portfolio operates within its investment objectives.

Additionally, we have increased the peripheral vision of our investment personnel across asset classes through the collaboration of our Equity, Fixed Income, Quantitative Analysis, and Risk Management teams. We recently codified this key aspect of our culture by forming an Investment Management Committee, composed of key members of these teams. This committee will work to ensure that all teams are sharing information, actively debating investment ideas, and creating a unified investment team.

CULTURE

Teamwork is at the heart of our ability to deliver consistent and competitive investment performance over time. At MFS, each member of our team is involved in our success; we have no superstars. The collaborative nature of our process works to assure a consistent investment approach across all of our products and provides a high level of continuity in portfolio management because our investment performance never depends on the contributions of just a single individual. Our culture is based on an environment of teamwork that allows our investment personnel to be successful. In turn, we demand superior investment results from every member of our team.

We have created a meritocracy at our firm based on investment results. We hold all of our portfolio managers accountable for the performance of their portfolios and their contributions to the team. We also track the equity and fixed-income ratings of our analysts so we can evaluate them based on the performance of their recommendations. We align bonus compensation to investment performance by weighting rewards to those who have created the greatest long-term benefit for our shareholders and who contribute most successfully to the Original Research(SM) process.

The strength of our culture has resulted in a tremendous amount of stability. Although we have dismissed members of our team whose performance did not meet MFS' high standards, only one portfolio manager has voluntarily left the firm over the past six months, based on a decision to retire from the industry.

In short, we can help you achieve your financial goals by hiring talented people, following a disciplined process, and maintaining our firm's unique culture. The enhancements described in this letter reflect the collaborative spirit and the depth of resources in our investment teams.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    July 19, 2004

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE MFS(R) DIFFERENCE

For 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

-------------------------------------------------------------------------------
MANAGEMENT REVIEW
-------------------------------------------------------------------------------

MARKET ENVIRONMENT

The six-month period ended June 30, 2004 was a volatile one in the bond markets. Investors, in our view, favored higher-quality debt early in the year, but by the second quarter they began to shift into higher-yielding bonds.

Interest rates remained very low early in the period, but the bond market changed dramatically later in the period, after the U.S. Department of Labor began releasing a string of strong monthly jobs reports that indicated that the economy was in a full recovery, and as inflation concerns appeared to mount. We believe that investors, therefore, began to anticipate that the U.S. Federal Reserve Board (the Fed) would raise short-term interest rates from their near-historic lows. The Fed fulfilled these expectations on the last day of the reporting period, instituting a rate increase of 0.25% on June 30.

We believe that anticipation of this increase is what caused investors to move from higher-quality debt into lower-quality issues. While bonds across most asset classes were hurt by rising rates in the final months of the period, lower-rated debt was less affected than higher-rated issues and tended to show the better performance.

DETRACTORS FROM PERFORMANCE

The primary detractor from relative performance was an underweighted position in bonds issued by government agencies during a period in which these securities outperformed the fund's benchmark, the Lehman Brothers One- to Three-Year Government Bond Index. Government agency debt generated slightly better returns during the period because it offered an incremental yield over U.S. Treasuries. (The principal value and interest on Treasury securities are guaranteed by the U.S. government if held to maturity.) Generally speaking, the fund has had a relatively low allocation to government agency debt and a heavier weighting to higher-yielding issues such as mortgage-backed securities.

CONTRIBUTORS TO PERFORMANCE

This higher allocation to mortgage-backed securities proved to be a primary contributor to relative performance. Mortgages provided more income during the period than either Treasuries or government agency debt. The mortgage market, in our opinion, remained fairly strong during the period because of the low volatility in the marketplace. Though interest rates did rise at the end of the period, we feel that the marketplace had anticipated this increase for quite some time. This long period of anticipation had the effect of mitigating volatility in the mortgage market.

An underweighted position in Treasuries also contributed to performance. Treasuries underperformed most other fixed-income securities during the period, as they were vulnerable to the rise in interest rates.

    Respectfully,

/s/ James J. Calmas

    James J. Calmas
    Portfolio Manager, on behalf of the MFS Fixed-Income Management Team

The views expressed in this report are those of the portfolio management team only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any MFS fund. References to specific securities are not recommendations of such securities and may not be representative of any MFS fund's current or future investments.

-------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Perspective for our current view of the world.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 6/30/04
-------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. (See Notes to Performance Summary.)

VISIT MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. ANY HIGH SHORT-TERM RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS, WHICH MAY NOT BE REPEATED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

TOTAL RETURNS

----------------------
Average annual
without sales charge
----------------------

                   Class
    Share        inception
    class           date         6-mo      1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
      A          9/26/1988        --       -0.24%    3.22%    4.44%    4.96%
----------------------------------------------------------------------------
      B          9/07/1993        --       -1.03%    2.43%    3.62%    4.11%
----------------------------------------------------------------------------
      C          8/01/1994        --       -1.12%    2.32%    3.53%    4.05%
----------------------------------------------------------------------------
      I          1/02/1997        --       -0.02%    4.01%    5.03%    5.27%
----------------------------------------------------------------------------

----------------------
Average annual
----------------------

Comparative benchmarks
----------------------------------------------------------------------------
Average short-term U.S.
government fund+                 -0.25%    -0.05%    3.31%    4.43%    5.08%
----------------------------------------------------------------------------
Lehman Brothers One- to
Three-Year Government Index#     -0.05%     0.51%    4.09%    5.26%    5.78%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

----------------------
Average annual
with sales charge
----------------------

    Share
    class                        6-mo      1-yr     3-yr     5-yr     10-yr
----------------------------------------------------------------------------
      A                           --       -2.74%    2.36%    3.91%    4.70%
----------------------------------------------------------------------------
      B                           --       -4.88%    1.49%    3.28%    4.11%
----------------------------------------------------------------------------
      C                           --       -2.08%    2.32%    3.53%    4.05%
----------------------------------------------------------------------------
Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

----------------------
Cumulative without
sales charge
----------------------

----------------------------------------------------------------------------
      A                          -0.21%    -0.24%    9.99%   24.27%   62.29%
----------------------------------------------------------------------------
      B                          -0.61%    -1.03%    7.46%   19.44%   49.55%
----------------------------------------------------------------------------
      C                          -0.65%    -1.12%    7.11%   18.93%   48.75%
----------------------------------------------------------------------------
      I                           0.14%    -0.02%   12.51%   27.83%   67.16%
----------------------------------------------------------------------------
Periods less than one year are actual, not annualized.

+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

LEHMAN BROTHERS ONE- TO THREE-YEAR GOVERNMENT INDEX - measures the performance of the short-term (1 to 3 years) government bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflect the deduction of the maximum 2.50% sales charge. Class B results, including sales charge, reflect the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflect the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors.

Performance for I shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for C shares includes the performance of the fund's Class B shares prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class to which it is blended, and lower performance for share classes with lower operating expenses than the initial share class to which it is blended.

For purchases made on or after July 1, 2004, the fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 5 business days of acquiring (either by purchasing or exchanging) fund shares. See the prospectus for complete details.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Government guarantees apply to the underlying securities only and not to the prices and yields of the portfolio.

The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates, may increase or decrease more than other fixed-income securities.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

-----------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) - 6/30/04
-----------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.5%
-----------------------------------------------------------------------------------------------
                                                               PAR AMOUNT
ISSUER                                                       (000 Omitted)              $ VALUE
-----------------------------------------------------------------------------------------------
Asset Backed & Securitized - 4.6%
-----------------------------------------------------------------------------------------------
Freddie Mac, 3.108%, 2035                                              $2,600        $2,595,612
-----------------------------------------------------------------------------------------------
IMPAC CMB Trust, 1.62%, 2033                                            7,577         7,587,593
-----------------------------------------------------------------------------------------------
Thornburg Mortgage Securities Trust, 1.64%, 2033                        9,294         9,323,692
-----------------------------------------------------------------------------------------------
Washington Mutual, Inc., 3.112%, 2033                                   1,891         1,887,645
-----------------------------------------------------------------------------------------------
                                                                                    $21,394,542
-----------------------------------------------------------------------------------------------
Mortgage Backed - 32.0%
-----------------------------------------------------------------------------------------------
Fannie Mae, 3.584%, 2033                                               $5,211        $5,257,219
-----------------------------------------------------------------------------------------------
Fannie Mae, 3.666%, 2033                                                6,362         6,437,696
-----------------------------------------------------------------------------------------------
Fannie Mae, 3.755%, 2033                                                6,853         6,863,490
-----------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2009                                                 12,229        12,390,767
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2019                                                    2,987         2,997,884
-----------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2014 - 2019                                          23,577        24,218,948
-----------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2017                                                    7,099         7,404,485
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2016 - 2017                                          10,040        10,610,397
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.65%, 2008                                                 7,186         7,342,371
-----------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2015 - 2016                                             5,746         6,105,096
-----------------------------------------------------------------------------------------------
Freddie Mac, 1.5388%, 2026                                             14,228        14,240,915
-----------------------------------------------------------------------------------------------
Freddie Mac, 1.6888%, 2031                                              9,310         9,328,747
-----------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                   2,400         2,368,003
-----------------------------------------------------------------------------------------------
Freddie Mac, 4.5%, 2008                                                 3,224         3,283,498
-----------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2021 - 2023                                            8,743         8,952,689
-----------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2016 - 2030                                           13,190        13,693,442
-----------------------------------------------------------------------------------------------
Freddie Mac, 7.5%, 2015                                                 2,053         2,188,626
-----------------------------------------------------------------------------------------------
Ginnie Mae, 4%, 2032                                                    2,172         2,176,297
-----------------------------------------------------------------------------------------------
Ginnie Mae, 5.204%, 2014                                                  703           720,548
-----------------------------------------------------------------------------------------------
Ginnie Mae, 8%, 2015                                                      113           119,606
-----------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2010                                                    284           308,913
-----------------------------------------------------------------------------------------------
Ginnie Mae, 9%, 2004 - 2007                                               173           182,672
-----------------------------------------------------------------------------------------------
                                                                                   $147,192,309
-----------------------------------------------------------------------------------------------

U.S. Government Agencies - 24.8%
-----------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2007^                                               $5,000        $4,929,485
-----------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2007^                                                  13,000        13,513,968
-----------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007^                                               7,000         7,632,849
-----------------------------------------------------------------------------------------------
Fannie Mae, 7%, 2005                                                   28,000        29,348,200
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.5%, 2006                                     26,000        25,878,814
-----------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.125%, 2006^                                  15,000        15,570,225
-----------------------------------------------------------------------------------------------
Freddie Mac, 2.75%, 2006^                                              15,000        14,896,545
-----------------------------------------------------------------------------------------------
Freddie Mac, 4.875%, 2007                                               2,100         2,179,632
-----------------------------------------------------------------------------------------------
                                                                                   $113,949,718
-----------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 34.1%
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 1.5%, 2005^                                      $22,800       $22,647,697
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.375%, 2006^                                     20,000        19,828,900
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 3.5%, 2006^                                        6,700         6,786,631
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.625%, 2006^                                     18,200        18,844,826
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.75%, 2005^                                       7,000         7,319,102
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 5.875%, 2005                                       5,000         5,236,525
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2005 - 2006^                                39,000        41,499,769
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.75%, 2005^                                      16,450        17,116,357
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.875%, 2006^                                     11,200        12,056,621
-----------------------------------------------------------------------------------------------
U.S. Treasury Notes, 7%, 2006^                                          5,000         5,417,385
-----------------------------------------------------------------------------------------------
                                                                                   $156,753,813
-----------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $441,490,843)                                        $439,290,382
-----------------------------------------------------------------------------------------------

Repurchase Agreement - 4.4%
-----------------------------------------------------------------------------------------------
Goldman Sachs, 1.5%, dated 6/30/04, due 7/01/04, total to
be received $20,352,848 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                     $20,352       $20,352,000
-----------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 23.1%
-----------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES           $ VALUE
-----------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                       105,924,333      $105,924,333
-----------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $567,767,176)                                  $565,566,715
-----------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (23.0)%                                           (105,625,375)
-----------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                $459,941,340
-----------------------------------------------------------------------------------------------
^ All or a portion of this security is on loan.

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                   STATEMENT OF ASSETS AND LIABILITIES (unaudited)
--------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 6/30/04
ASSETS
Investments, at value, including $103,911,775 of securities
on loan (identified cost, $567,767,176)                         $565,566,715
--------------------------------------------------------------------------------------------------
Cash                                                                     993
--------------------------------------------------------------------------------------------------
Receivable for investments sold                                    1,987,422
--------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                      276,146
--------------------------------------------------------------------------------------------------
Interest receivable                                                4,209,511
--------------------------------------------------------------------------------------------------
Other assets                                                           1,590
--------------------------------------------------------------------------------------------------
Total assets                                                                          $572,042,377
--------------------------------------------------------------------------------------------------

LIABILITIES
Distributions payable                                             $1,190,446
--------------------------------------------------------------------------------------------------
Payable for investments purchased                                  2,344,490
--------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                 2,316,879
--------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                       105,924,333
--------------------------------------------------------------------------------------------------
Payable to affiliates
--------------------------------------------------------------------------------------------------
  Management fee                                                       3,146
--------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                         64,192
--------------------------------------------------------------------------------------------------
  Distribution and service fee                                        62,011
--------------------------------------------------------------------------------------------------
  Administrative fee                                                     141
--------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                               195,399
--------------------------------------------------------------------------------------------------
Total liabilities                                                                     $112,101,037
--------------------------------------------------------------------------------------------------
Net assets                                                                            $459,941,340
--------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-in capital                                                 $504,735,665
--------------------------------------------------------------------------------------------------
Unrealized depreciation on investments                            (2,200,461)
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                     (37,398,155)
--------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment
income                                                            (5,195,709)
--------------------------------------------------------------------------------------------------
Net assets                                                                            $459,941,340
--------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                               57,414,868
--------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                    $214,396,890
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              26,694,811
--------------------------------------------------------------------------------------------------
  Net asset value per share                                                                  $8.03
--------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50X$8.03)                                                 $8.24
--------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                    $158,283,953
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              19,776,553
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $8.00
--------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                     $87,255,510
--------------------------------------------------------------------------------------------------
  Shares outstanding                                              10,942,894
--------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                               $7.97
--------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                          $4,987
--------------------------------------------------------------------------------------------------
  Shares outstanding                                                     610
--------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                  $8.18
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                 STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR THE SIX MONTHS ENDED 6/30/04

NET INVESTMENT INCOME

Interest income                                                                          $7,620,116
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                    $1,047,665
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                                12,159
---------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                          449,841
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                               181,974
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                               813,490
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                               524,523
---------------------------------------------------------------------------------------------------
  Administrative fee                                                    38,209
---------------------------------------------------------------------------------------------------
  Custodian fee                                                         58,321
---------------------------------------------------------------------------------------------------
  Printing                                                              25,928
---------------------------------------------------------------------------------------------------
  Postage                                                                6,671
---------------------------------------------------------------------------------------------------
  Auditing fees                                                         14,750
---------------------------------------------------------------------------------------------------
  Legal fees                                                             3,232
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                         92,309
---------------------------------------------------------------------------------------------------
Total expenses                                                                           $3,269,072
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (7,925)
---------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                         (250,210)
---------------------------------------------------------------------------------------------------
Net expenses                                                                             $3,010,937
---------------------------------------------------------------------------------------------------
Net investment income                                                                    $4,609,179
---------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Net realized gain on investments (identified cost basis)            $3,527,052
---------------------------------------------------------------------------------------------------
Change in unrealized depreciation on investments                   $(9,780,414)
---------------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments                                         $(6,253,362)
---------------------------------------------------------------------------------------------------
Decrease in net assets from operations                                                  $(1,644,183)
---------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                            STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                                             SIX MONTHS ENDED            YEAR ENDED
                                                                 6/30/04                  12/31/03
                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS

Net investment income                                         $4,609,179               $10,799,015
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                        3,527,052                (2,489,999)
--------------------------------------------------------------------------------------------------
Net unrealized loss on investments                            (9,780,414)               (6,466,512)
-------------------------------------------------------    -------------              ------------
Increase (decrease) in net assets from operations            $(1,644,183)               $1,842,504
-------------------------------------------------------    -------------              ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income
--------------------------------------------------------------------------------------------------
  Class A                                                    $(4,293,869)             $(13,677,815)
--------------------------------------------------------------------------------------------------
  Class B                                                     (2,444,367)               (7,913,287)
--------------------------------------------------------------------------------------------------
  Class C                                                     (1,408,070)               (4,604,011)
--------------------------------------------------------------------------------------------------
  Class I                                                            (80)                       (2)
--------------------------------------------------------------------------------------------------
From paid-in capital
--------------------------------------------------------------------------------------------------
  Class A                                                             --                  (530,683)
--------------------------------------------------------------------------------------------------
  Class B                                                             --                  (307,026)
--------------------------------------------------------------------------------------------------
  Class C                                                             --                  (178,630)
--------------------------------------------------------------------------------------------------
  Class I                                                             --                        (0)*
-------------------------------------------------------    -------------              ------------
Total distributions declared to shareholders                 $(8,146,386)             $(27,211,454)
-------------------------------------------------------    -------------              ------------
Net decrease in net assets from fund
share transactions                                         $(129,731,228)            $(186,138,563)
-------------------------------------------------------    -------------              ------------
Total decrease in net assets                               $(139,521,797)            $(211,507,513)
-------------------------------------------------------    -------------              ------------

NET ASSETS

At beginning of period                                      $599,463,137              $810,970,650
--------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions
in excess of net investment income of $5,195,709 and
$1,658,502, respectively)                                   $459,941,340              $599,463,137
--------------------------------------------------------------------------------------------------
* Less than $1.

SEE NOTES TO FINANCIAL STATEMENTS

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                            FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                                    SIX MONTHS                                      YEAR ENDED 12/31
                                       ENDED          -----------------------------------------------------------------------
CLASS A                               6/30/04             2003            2002             2001           2000           1999
                                    (UNAUDITED)
Net asset value, beginning
of period                              $8.19              $8.46           $8.35           $8.24           $8.14           $8.42
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)             $0.09              $0.16           $0.28           $0.40           $0.50           $0.48
-------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments           (0.11)             (0.10)           0.19            0.17            0.10           (0.29)
---------------------------------     ------             ------          ------          ------          ------          ------
Total from investment operations      $(0.02)             $0.06           $0.47           $0.57           $0.60           $0.19
---------------------------------     ------             ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income          $(0.14)            $(0.32)         $(0.27)         $(0.40)         $(0.50)         $(0.47)
-------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income      --                 --           (0.09)          (0.06)             --              --
-------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                    --              (0.01)             --              --              --              --
---------------------------------     ------             ------          ------          ------          ------          ------
Total distributions declared
to shareholders                       $(0.14)            $(0.33)         $(0.36)         $(0.46)         $(0.50)         $(0.47)
---------------------------------     ------             ------          ------          ------          ------          ------
Net asset value, end of period         $8.03              $8.19           $8.46           $8.35           $8.24           $8.14
---------------------------------     ------             ------          ------          ------          ------          ------
Total return (%)(+)                    (0.21)++            0.73            5.76            7.00            7.57            2.31
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 12/31
                                         ENDED          ----------------------------------------------------------------------
CLASS A (CONTINUED)                     6/30/04            2003           2002            2001            2000            1999
                                      (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                              0.72+              0.81            0.79            0.81            0.81            0.81
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                2.19+              1.86            3.30            4.79            6.15            5.76
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                        11                133             144             100             152             165
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                       $214,397           $273,578        $396,984        $279,688        $185,701        $191,955
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                  $0.08                $--             $--             $--             $--             $--
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                              0.82+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)             2.09+                --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   (+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                  SIX MONTHS                                   YEAR ENDED 12/31
                                    ENDED         -----------------------------------------------------------------------------
CLASS B                            6/30/04             2003            2002            2001             2000             1999
                                 (UNAUDITED)
Net asset value, beginning of
period                               $8.16            $8.43           $8.33            $8.22            $8.12            $8.40
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)           $0.06            $0.09           $0.20            $0.33            $0.43            $0.41
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments         (0.11)           (0.10)           0.20             0.17             0.10            (0.29)
-------------------------------     ------           ------          ------           ------           ------           ------
Total from investment operations    $(0.05)          $(0.01)          $0.40            $0.50            $0.53            $0.12
-------------------------------     ------           ------          ------           ------           ------           ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income        $(0.11)          $(0.25)         $(0.22)          $(0.33)          $(0.43)          $(0.40)
------------------------------------------------------------------------------------------------------------------------------
  In excess from net
  investment income                     --               --           (0.08)           (0.06)              --               --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                  --            (0.01)             --               --               --               --
-------------------------------     ------           ------          ------           ------           ------           ------
Total distributions declared
to shareholders                     $(0.11)          $(0.26)         $(0.30)          $(0.39)          $(0.43)          $(0.40)
-------------------------------     ------           ------          ------           ------           ------           ------
Net asset value,
end of period                        $8.00            $8.16           $8.43            $8.33            $8.22            $8.12
-------------------------------     ------           ------          ------           ------           ------           ------
Total return (%)                     (0.61)++         (0.07)           4.84             6.20             6.77             1.50
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                  SIX MONTHS                                   YEAR ENDED 12/31
                                    ENDED         ----------------------------------------------------------------------------
CLASS B (CONTINUED)                6/30/04              2003           2002             2001             2000             1999
                                 (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                          1.49+              1.59            1.57             1.59             1.58             1.61
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)            1.41+              1.06            2.47             3.99             5.39             4.96
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                    11                133             144              100              152              165
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                   $158,284           $201,557        $265,693         $121,405          $58,004          $71,472
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income              $0.05                $--             $--              $--              $--              $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                          1.59+                --              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)         1.31+                --              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 12/31
                                         ENDED         ------------------------------------------------------------------------
CLASS C                                 6/30/04               2003            2002            2001           2000          1999
                                      (UNAUDITED)
Net asset value, beginning
of period                               $8.13            $8.40           $8.30           $8.19           $8.09           $8.38
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)              $0.05            $0.08           $0.20           $0.31           $0.42           $0.41
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain
  (loss) on investments                 (0.10)           (0.09)           0.19            0.18            0.10           (0.30)
---------------------------------      ------           ------          ------          ------          ------          ------
Total from investment operations       $(0.05)          $(0.01)          $0.39           $0.49           $0.52           $0.11
---------------------------------      ------           ------          ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income           $(0.11)          $(0.25)         $(0.22)         $(0.31)         $(0.42)         $(0.40)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment
  income                                   --               --           (0.07)          (0.07)             --              --
------------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                     --            (0.01)             --              --              --              --
---------------------------------      ------           ------          ------          ------          ------          ------
Total distributions declared
to shareholders                        $(0.11)          $(0.26)         $(0.29)         $(0.38)         $(0.42)         $(0.40)
---------------------------------      ------           ------          ------          ------          ------          ------
Net asset value, end of period          $7.97            $8.13           $8.40           $8.30           $8.19           $8.09
---------------------------------      ------           ------          ------          ------          ------          ------
Total return (%)                        (0.65)++         (0.14)           4.79            6.14            6.71            1.33
------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                        SIX MONTHS                                   YEAR ENDED 12/31
                                          ENDED         ----------------------------------------------------------------------
CLASS C (CONTINUED)                      6/31/04              2003           2002           2001           2000           1999
                                       (UNAUDITED)
RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                               1.57+            1.66            1.64            1.66            1.66            1.66
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)                 1.34+            0.96            2.39            3.80            5.31            4.91
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                         11              133             144             100             152             165
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $87,256         $124,327        $148,294         $71,705         $19,769         $23,642
------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income                   $0.05              $--             $--             $--             $--             $--
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                               1.67+              --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)              1.24+              --              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                   YEAR ENDED 12/31
                                     ENDED          -----------------------------------------------------------------------
CLASS I                             6/30/04            2003             2002            2001           2000            1999
                                  (UNAUDITED)
Net asset value, beginning
of period                           $8.32             $8.58            $8.36           $8.24           $8.12           $8.40
----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#(S)(S)

  Net investment income(S)          $0.10             $0.26            $0.36           $0.43           $0.50           $0.51
----------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investments        (0.09)            (0.17)            0.23            0.16            0.12           (0.31)
-----------------------------      ------            ------           ------          ------          ------          ------
Total from investment
operations                          $0.01             $0.09            $0.59           $0.59           $0.62           $0.20
-----------------------------      ------            ------           ------          ------          ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

  From net investment income       $(0.15)           $(0.35)          $(0.27)         $(0.43)         $(0.50)         $(0.48)
----------------------------------------------------------------------------------------------------------------------------
  In excess of net investments
  income                               --                --            (0.10)          (0.04)             --              --
----------------------------------------------------------------------------------------------------------------------------
  From paid-in capital                 --                --++++           --              --              --              --
-----------------------------      ------            ------           ------          ------          ------          ------
Total distributions declared
to shareholders                    $(0.15)           $(0.35)          $(0.37)         $(0.47)         $(0.50)         $(0.48)
-----------------------------      ------            ------           ------          ------          ------          ------
Net asset value, end of period      $8.18             $8.32            $8.58           $8.36           $8.24           $8.12
-----------------------------      ------            ------           ------          ------          ------          ------
Total return (%)                     0.14++            1.05             7.26            7.29            8.00            2.46
----------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                   YEAR ENDED 12/31
                                         ENDED          --------------------------------------------------------------------
CLASS I (CONTINUED)                     6/30/04             2003           2002           2001           2000           1999
                                      (UNAUDITED)
RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                           0.48+###          0.04###          0.64            0.66            0.66            0.66
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)             2.40+             3.17             4.10            5.13            6.30            5.91
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                     11               133              144             100             152             165
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $5               $--+++           $--+++          $--+++          $--+++          $--+++
----------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser contractually waived a portion of its fee for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income               $0.09               $--              $--             $--             $--             $--
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS):

Expenses##                           0.58+               --               --              --              --              --
----------------------------------------------------------------------------------------------------------------------------
Net investment income(S)(S)          2.30+               --               --              --              --              --
----------------------------------------------------------------------------------------------------------------------------

(S)(S) As required, effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for
       Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended
       December 31, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets by 0.44%. Per share, ratios, and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
     + Annualized.
    ++ Not annualized.
   +++ Net assets were less than $500.
  ++++ Per share amount was less than $0.01.
     # Per share data are based on average shares outstanding.
    ## Ratios do not reflect expense reductions from fees paid indirectly.
   ### Expense ratio is not in correlation with contractual fee arrangement due to the small size of Class I assets. MFS is
       Class I's sole shareholder.

SEE NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Government Limited Maturity Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Bonds and other fixed income securities (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees. Money market mutual funds are valued at net asset value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004, the fund may charge a 2% redemption fee (which is retained by the fund) on proceeds from shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). The fund may change the redemption fee period in the future, including changes in connection with pending Securities and Exchange Commission rules. See the fund's prospectus for details.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Some securities may be purchased on a "when issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

The fund may enter in "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuations" above. The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2004, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for mortgage-backed securities and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                              12/31/03      12/31/02
          Distributions declared from:
            Ordinary income                $26,195,115   $24,841,602
          ----------------------------------------------------------
            Tax return of capital            1,016,339            --
          ----------------------------------------------------------
          Total distributions declared     $27,211,454   $24,841,602
          ----------------------------------------------------------

As of December 31, 2003 the components of accumulated losses on a tax basis were as follows:

          Capital loss carryforward                     $(27,497,065)
          ----------------------------------------------------------
          Post-October capital loss deferral              (1,344,070)
          ----------------------------------------------------------
          Unrealized depreciation                         (4,504,119)
          ----------------------------------------------------------
          Other temporary differences                     (1,658,502)
          ----------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on December 31, 2011:

          EXPIRATION DATE

          December 31, 2004                              $(4,284,511)
          ----------------------------------------------------------
          December 31, 2005                               (3,064,412)
          ----------------------------------------------------------
          December 31, 2007                               (5,108,829)
          ----------------------------------------------------------
          December 31, 2008                               (5,065,807)
          ----------------------------------------------------------
          December 31, 2011                               (9,973,506)
          ----------------------------------------------------------
          Total                                         $(27,497,065)
          ----------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of the settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the fund's management fee to 0.25% of average daily net assets for the period March 1, 2004 through February 28, 2009. During this time period, the Board of Trustees will continue to review the appropriateness of all advisory fees in accordance with their oversight responsibilities. After February 28, 2009 the management fee will be determined in accordance with then existing review policies approved by the Board of Trustees overseeing the fund. Management fees for the six months ended June 30, 2004 were 0.30% of average daily net assets on an annualized basis.

The fund pays compensation to its Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and committee chairpersons, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The fund has an unfunded, defined benefit plan for retired Independent Trustees and an unfunded retirement benefit deferral plan for certain current Independent Trustees. Included in Trustees' compensation is a net decrease of $16 as a result of the change in the fund's unfunded retirement benefit deferral plan for certain current Independent Trustees and a pension expense of $2,294 for retired Independent Trustees for the six months ended June 30, 2004.

The MFS funds, including this fund, have entered into a services agreement (the "Agreement") which provides for payment of fees by the MFS funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the MFS funds. The ICCO is an officer of the MFS funds and the sole member of Tarantino LLC. MFS has agreed to reimburse each of the MFS funds for a proportional share of substantially all of the payments made by the MFS funds to Tarantino LLC and also to provide office space and other administrative support and supplies to the ICCO. The MFS funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement between the funds and MFS, MFS is entitled to partial reimbursement of the costs MFS incurs to provide these services, subject to review and approval by the Board of Trustees. Each fund is allocated a portion of these administrative costs based on its size and relative average net assets. Prior to April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                   0.0175%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0130%
          ----------------------------------------------------------
          Next $2.5 billion                                  0.0005%
          ----------------------------------------------------------
          In excess of $7 billion                            0.0000%
          ----------------------------------------------------------

Effective April 1, 2004, the fund paid MFS an administrative fee up to the following annual percentage rates of the fund's average daily net assets:

          First $2 billion                                  0.01120%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00832%
          ----------------------------------------------------------
          Next $2.5 billion                                 0.00032%
          ----------------------------------------------------------
          In excess of $7 billion                           0.00000%
          ----------------------------------------------------------

For the six months ended June 30, 2004, the fund paid MFS $38,209, equivalent to 0.01456% of average daily net assets, to partially reimburse MFS for the costs of providing administrative services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,653 for the six months ended June 30, 2004, as its portion of the sales charge on sales of Class A shares of the fund. The Trustees have adopted a distribution plan for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                        CLASS A         CLASS B         CLASS C

Distribution Fee                          0.10%           0.75%           0.75%
-------------------------------------------------------------------------------
Service Fee                               0.25%           0.25%           0.25%
-------------------------------------------------------------------------------
Total Distribution Plan                   0.35%           1.00%           1.00%
-------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended June 30, 2004, amounted to:

                                        CLASS A         CLASS B         CLASS C

Service Fee Retained by MFD              $5,373            $324            $749
-------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended June 30 2004, were as follows:

                                        CLASS A         CLASS B         CLASS C

Effective Annual Percentage Rates         0.15%           0.92%           1.00%
-------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine. Payment of the 0.10% per annum portion of the Class A service fee that is not currently being charged will be implemented on such date as the Trustees of the trust may determine.

Except in the case of the 0.25% per annum Class B service fee paid by the fund upon the sale of Class B shares in the first year, the fee is set at 0.15% and may be increased to a maximum of 0.25% per annum on such date as the Trustees of the trust may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended June 30, 2004, were as follows:

                                            CLASS A       CLASS B       CLASS C

Contingent Deferred Sales Charges Imposed   $15,303      $376,425       $18,271
-------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee, which is calculated as a percentage of the fund's average daily net assets is set periodically under the supervision of the fund's Trustees. Prior to April 1, 2004, the fee was set at 0.11% of the fund's average daily net assets. For the period April 1, 2004 through June 30, 2004, the fee is set at 0.10% of the fund's average daily net assets. Effective July 1, 2004, the fund will be charged up to 0.0861% of its average daily net assets. For the six months ended June 30, 2004, the fund paid MFSC a fee of $276,390 for shareholder services which equated to 0.1053% of the fund's average daily net assets. Also included in shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $61,283 for the six months ended June 30, 2004, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES            SALES

U.S. government securities                        $56,097,743     $183,712,922
------------------------------------------------------------------------------
Investments (non-U.S. government securities)              $--      $12,891,169
------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $575,566,631
          ----------------------------------------------------------
          Gross unrealized depreciation                 $(10,792,550)
          ----------------------------------------------------------
          Gross unrealized appreciation                      792,634
          ----------------------------------------------------------
          Net unrealized depreciation                    $(9,999,916)
          ----------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended 6/30/04             Year ended 12/31/03
                                        SHARES           AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                              3,062,126      $24,934,140       29,424,253      $246,124,277
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              388,542        3,166,240        1,270,007        10,597,517
------------------------------------------------------------------------------------------------------
Shares reacquired                      (10,168,969)     (82,732,843)     (44,221,608)     (368,325,737)
------------------------------------------------------------------------------------------------------
Net decrease                            (6,718,301)    $(54,632,463)     (13,527,348)    $(111,603,943)
------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                              1,100,746       $8,909,385        9,437,604       $78,822,358
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              221,156        1,796,395          727,333         6,046,195
------------------------------------------------------------------------------------------------------
Shares reacquired                       (6,249,126)     (50,678,313)     (16,988,563)     (140,538,288)
------------------------------------------------------------------------------------------------------
Net decrease                            (4,927,224)    $(39,972,533)      (6,823,626)     $(55,669,735)
------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                                504,007       $4,080,110        7,573,935       $63,027,761
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions              110,563          894,600          363,842         3,011,871
------------------------------------------------------------------------------------------------------
Shares reacquired                       (4,966,704)     (40,106,006)     (10,305,283)      (84,904,413)
------------------------------------------------------------------------------------------------------
Net decrease                            (4,352,134)    $(35,131,296)      (2,367,506)     $(18,864,781)
------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                    599           $5,000                2               $20
------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions                    8               64                *                 1
------------------------------------------------------------------------------------------------------
Shares reacquired                               --               --              (14)             (125)
------------------------------------------------------------------------------------------------------
Net increase (decrease)                        607           $5,064              (12)            $(104)
------------------------------------------------------------------------------------------------------

* Amount is less than 1 share.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate plus 0.50%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended June 30, 2004, was $2,411, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended June 30, 2004.

(7) LEGAL PROCEEDINGS

On March 31, 2004, MFS settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of brokerage allocation practices in connection with fund sales. Under the terms of the settlement, in which MFS neither admitted nor denied any wrongdoing, MFS agreed to pay (one dollar) $1.00 in disgorgement and $50 million in penalty to certain MFS funds, pursuant to a plan administered by an independent distribution consultant. The agreement with the SEC is reflected in an order of the SEC. The settlement order states that MFS failed to adequately disclose to the Boards and Trustees and to shareholders of the MFS funds the specifics of its preferred arrangements with certain brokerage firms selling MFS fund shares. The settlement order states that MFS had in place policies designed to obtain best execution of all fund trades. As part of the settlement, MFS has retained an independent compliance consultant to review the completeness of its disclosure to fund trustees and to fund shareholders of strategic alliances between MFS or its affiliates and broker-dealers and other financial advisers who support the sale of fund shares. The brokerage allocation practices which were the subject of this proceeding were discontinued by MFS in November 2003.

In addition, in February, 2004, MFS reached agreement with the SEC, the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters (the "February Settlements"). These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin R. Parke, also reached agreement with the SEC in which they agreed to, among other terms, monetary fines and temporary suspensions from association with any investment adviser or registered investment company. Messrs. Ballen and Parke have resigned their positions with, and will not be returning to, MFS and the MFS funds. Under the terms of the February Settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the February Settlements, a $225 million pool has been established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which has been funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant in consultation with MFS and the Board of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS has also paid an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH retained $250,000 and $750,000 was contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, under the terms of the February Settlements, MFS is in the process of adopting certain governance changes and reviewing its policies and procedures.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants (i) permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds, or (ii) permitted or acquiesced in the improper use of fund assets by MFS to support the distribution of fund shares and inadequately disclosed MFS' use of fund assets in this manner. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS has established a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the funds, and will pay $50 million to compensate certain MFS funds based upon the amount of brokerage commissions allocated in recognition of fund sales. It is not clear whether these amounts will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed these amounts. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments, will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND (unaudited)
--------------------------------------------------------------------------------------------------------

The Trustees and officers of the Trust are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS & OTHER
                                POSITION(s) HELD    TRUSTEE/OFFICER         DIRECTORSHIPS(2) DURING
NAME, DATE OF BIRTH                 WITH FUND           SINCE(1)              THE PAST FIVE YEARS
-------------------             ----------------    ---------------      -------------------------------
INTERESTED TRUSTEES
John W. Ballen(3)               Trustee and        August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 President          February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

Robert J. Manning(3)            Trustee and        February 2004       Massachusetts Financial Services
(born 10/20/63)                 President                              Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

Kevin J. Parke(3)               Trustee            January 2002 until  Massachusetts Financial Services
(born 12/14/59)                                    February 2004       Company, President, Chief
                                                                       Investment Officer and Director
                                                                       (until February 2004)

Robert C. Pozen(3)              Trustee            February 2004       Massachusetts Financial Services
(born 08/08/46)                                                        Company, Chairman (since February
                                                                       2004); Harvard Law School
                                                                       (education), John Olin Visiting
                                                                       Professor (since July 2002);
                                                                       Secretary of Economic Affairs, The
                                                                       Commonwealth of Massachusetts
                                                                       (January 2002 to December 2002);
                                                                       Fidelity Investments, Vice
                                                                       Chairman (June 2000 to December
                                                                       2001); Fidelity Management &
                                                                       Research Company (investment
                                                                       adviser), President (March 1997 to
                                                                       July 2001); The Bank of New York
                                                                       (financial services), Director;
                                                                       Bell Canada Enterprises (telecom-
                                                                       munications), Director; Telesat
                                                                       (satellite communications),
                                                                       Director

Jeffrey L. Shames(3)            Trustee            October 1993 until  Massachusetts Financial Services
(born 06/02/55)                                    February 2004       Company, Chairman (until February
                                                                       2004)

INDEPENDENT TRUSTEES
J. Atwood Ives                  Chairman           February 1992       Private investor; KeySpan
(born 05/01/36)                                                        Corporation (energy related
                                                                       services), Director; Eastern
                                                                       Enterprises (diversified services
                                                                       company), Chairman, Trustee and
                                                                       Chief Executive Officer (until
                                                                       November 2000)

Lawrence H. Cohn, M.D.          Trustee            August 1993         Brigham and Women's Hospital,
(born 03/11/37)                                                        Chief of Cardiac Surgery; Harvard
                                                                       Medical School, Professor of
                                                                       Surgery

David H. Gunning                Trustee            January 2004        Cleveland-Cliffs Inc. (mining
(born 05/30/42)                                                        products and service provider),
                                                                       Vice Chairman/Director (since
                                                                       April 2001); Encinitos Ventures
                                                                       (private investment company),
                                                                       Principal (1997 to April 2001);
                                                                       Lincoln Electric Holdings, Inc.
                                                                       (welding equipment manufacturer),
                                                                       Director; Southwest Gas
                                                                       Corporation (natural gas
                                                                       distribution company), Director

William R. Gutow                Trustee            December 1993       Private investor and real estate
(born 09/27/41)                                                        consultant; Capitol Entertainment
                                                                       Management Company (video
                                                                       franchise), Vice Chairman

Amy B. Lane                     Trustee            January 2004        Retired; Merrill Lynch & Co.,
(born 02/08/53)                                                        Inc., Managing Director,
                                                                       Investment Banking Group (1997 to
                                                                       February 2001); Borders Group,
                                                                       Inc. (book and music retailer),
                                                                       Director; Federal Realty
                                                                       Investment Trust (real estate
                                                                       investment trust), Trustee

Lawrence T. Perera              Trustee            July 1981           Hemenway & Barnes (attorneys),
(born 06/23/35)                                                        Partner

William J. Poorvu               Trustee            August 1982         Private investor; Harvard
(born 04/10/35)                                                        University Graduate School of
                                                                       Business Administration, Class of
                                                                       1961 Adjunct Professor in
                                                                       Entrepreneurship Emeritus; CBL &
                                                                       Associates Properties, Inc. (real
                                                                       estate investment trust), Director

J. Dale Sherratt                Trustee            August 1993         Insight Resources, Inc.
(born 09/23/38)                                                        (acquisition planning
                                                                       specialists), President; Wellfleet
                                                                       Investments (investor in health
                                                                       care companies), Managing General
                                                                       Partner (since 1993); Cambridge
                                                                       Nutraceuticals (professional
                                                                       nutritional    products),    Chief
                                                                       Executive Officer (until May 2001)

Elaine R. Smith                 Trustee            February 1992       Independent health care industry
(born 04/25/46)                                                        consultant

Ward Smith                      Trustee            October 1992        Private investor
(born 09/13/30)

OFFICERS
Robert J. Manning(3)            President and      February 2004       Massachusetts Financial Services
(born 10/20/63)                 Trustee                                Company, Chief Executive Officer,
                                                                       President, Chief Investment
                                                                       Officer and Director

John W. Ballen(3)               President and      August 2001 until   Massachusetts Financial Services
(born 09/12/59)                 Trustee            February 2004       Company, Chief Executive Officer
                                                                       and Director (until February 2004)

James R. Bordewick, Jr.(3)      Assistant          September 1990      Massachusetts Financial Services
(born 03/06/59)                 Secretary and                          Company, Senior Vice President and
                                Assistant Clerk                        Associate General Counsel

Stephen E. Cavan(3)             Secretary and      December 1989       Massachusetts Financial Services
(born 11/06/53)                 Clerk              until               Company, Senior Vice President,
                                                   March 2004          General Counsel and Secretary
                                                                       (until March 2004)

Stephanie A. DeSisto(3)         Assistant          May 2003            Massachusetts Financial Services
(born 10/01/53)                 Treasurer                              Company, Vice President (since
                                                                       April 2003); Brown Brothers
                                                                       Harriman & Co., Senior Vice
                                                                       President (November 2002 to April
                                                                       2003); ING Groep N.V./Aeltus
                                                                       Investment Management, Senior Vice
                                                                       President (prior to November 2002)

Robert R. Flaherty(3)           Assistant          August 2000         Massachusetts Financial Services
(born 09/18/63)                 Treasurer                              Company, Vice President (since
                                                                       August 2000); UAM Fund Services,
                                                                       Senior Vice President (prior to
                                                                       August 2000)

Richard M. Hisey(3)             Treasurer          August 2002         Massachusetts Financial Services
(born 08/29/58)                                                        Company, Senior Vice President
                                                                       (since July 2002); The Bank of New
                                                                       York, Senior Vice President
                                                                       (September 2000 to July 2002);
                                                                       Lexington Global Asset Managers,
                                                                       Inc., Executive Vice President and
                                                                       Chief Financial Officer (prior to
                                                                       September 2000); Lexington Funds,
                                                                       Chief Financial Officer (prior to
                                                                       September 2000)

Ellen Moynihan(3)               Assistant          April 1997          Massachusetts Financial Services
(born 11/13/57)                 Treasurer                              Company, Vice President

Frank L. Tarantino              Independent Chief  June 2004           Tarantino LLC (provider of
(born 03/07/44)                 Compliance                             compliance services), Principal
                                Officer                                (since June 2004); CRA Business
                                                                       Strategies Group (consulting
                                                                       services), Executive Vice
                                                                       President (April 2003 to June
                                                                       2004); David L. Babson & Co.
                                                                       (investment adviser), Managing
                                                                       Director, Chief Administrative
                                                                       Officer and Director (February
                                                                       1997 to March 2003)

James O. Yost(3)                Assistant          September 1990      Massachusetts Financial Services
(born 06/12/60)                 Treasurer                              Company, Senior Vice President

----------------
(1) Date first appointed to serve as Trustee/Officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(3) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the series/the fund. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. The Trust will hold a shareholders' meeting in 2005 and at least once every five years thereafter to elect Trustees. Each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of
Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

---------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741

PORTFOLIO MANAGEMENT
MFS Fixed-Income Management Team

-------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
-------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investments across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

Variable annuities are offered through MFS/Sun Life Financial Distributors,
Inc.

CONTACT INFORMATION

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              GPA-SEM-8/04 42M

ITEM 2. CODE OF ETHICS.

Applicable for semi-annual reports if the registrant has amended the code of ethics during the period covered by the report or has granted a waiver, including an implicit waiver, from a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time. [Applicable for periods ending on or after July 9, 2004 (beginning with Form N-CSRs filed at the end of September, 2004 for July 31, 2004 reporting period.)]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Board. Shareholders may mail written communications to the Board to the attention of the Board of Trustees, [name of series of the Registrant], Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02116, c/o Frank Tarantino, Independent Chief Compliance Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the series of the Registrant to which it relates, and (iii) identify the class and number of shares held by the shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) [**An amendment to the code of ethics, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: The amendment is attached hereto.**][**APPLICABLE IF THE REGISTRANT HAS AMENDED ITS CODE OF ETHICS DURING THE PERIOD COVERED BY REPORT**]

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS GOVERNMENT LIMITED MATURITY FUND


By (Signature and Title)* ROBERT J. MANNING
                           ------------------------------------------------
                          Robert J. Manning, President

Date: August 23, 2004
      ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* ROBERT J. MANNING
                           ------------------------------------------------
                          Robert J. Manning, President
                          (Principal Executive Officer)

Date: August 23, 2004
      ---------------

By (Signature and Title)*  RICHARD M. HISEY
                           ------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 23, 2004
      ---------------

* Print name and title of each signing officer under his or her signature.